Expense Example - Class ACS - DWS Equity Sector Strategy Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 645
3 Years	848
5 Years	1,067
10 Years	1,696
Class C
Expense Example:
1 Year	251
3 Years	542
5 Years	958
10 Years	1,898
Class S
Expense Example:
1 Year	49
3 Years	215
5 Years	395
10 Years	$ 916